Note 13 - Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Years Ended December 31,
	2016	2015
Current
Federal	$-	$-
State	-	-
Total current	-	-
Deferred
Federal	45,587,097	(6,521,134)
State	8,228,412	(1,150,789)
Change in valuation allowance	(53,758,846)	7,634,360
Total deferred	56,663	(37,562)
Provision for income taxes	$56,663	$(37,562)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended December 31,
	2016	2015
U.S. Federal statutory rate	(34.0)%	(34.0)%
State taxes	(4.9)%	(6.0)%
Permanent differences	0.9%	0.1%
Rate Change	7.6%	0.0%
Prior year Net Operating Loss write-off (Section 382 restriction)	263.2%	0.0%
Current year Net Operating Loss write-off	34.5%	0.0%
Valuation allowance	(267.0)%	39.8%
Effective tax rate	0.3%	(0.1)%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Years Ended December 31,
	2016	2015
Deferred tax assets
Net operating loss carryforwards	$2,948,281	$56,202,470
Stock-based compensation	2,931,251	2,426,886
Intangible assets	1,261,696	2,481,960
Debt discount	984,422	695,259
Allowance for doubtful accounts	25,281	37,145
Other	532,040	1,388,166
Total deferred tax assets	8,682,971	63,231,886
Valuation allowance	(7,676,293)	(61,340,847)
Deferred tax assets, net of valuation allowance	1,006,678	1,891,039

Deferred tax liabilities
Depreciation	(1,006,678)	(1,891,039)
Intangible assets	(420,437)	(363,774)
Total deferred tax liabilities	(1,427,115)	(2,254,813)
Net deferred tax liabilities	$(420,437)	$(363,774)